Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Net income attributable to common NGHC stockholders - basic	$ 30,334	$ 13,054	$ 56,726	$ 19,464
Convertible preferred stock dividends	0	896	0	2,158
Net income attributable to common NGHC stockholders - diluted	$ 30,334	$ 13,950	$ 56,726	$ 21,622
Weighted average number of common shares outstanding – basic	93,344,400	54,935,182	89,526,029	50,270,789
Potentially dilutive securities:
Share options	1,440,907	747,486	1,355,583	735,411
Restricted stock units	34,000	0	16,906	0
Convertible preferred stock	0	8,917,565	0	10,597,166
Weighted average number of common shares outstanding – diluted	94,819,307	64,600,233	90,898,518	61,603,366
Basic earnings per share attributable to NGHC common stockholders	$ 0.32	$ 0.24	$ 0.63	$ 0.39
Diluted earnings per share attributable to NGHC common stockholders	$ 0.32	$ 0.22	$ 0.62	$ 0.35
Share options excluded from diluted earnings per common share			2,913,532	3,809,676